JPMorgan International Bond Opportunities ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 60.6%
Australia — 0.7%
APA Infrastructure Ltd. 2.00%, 7/15/2030 (a)	EUR150,000	160,641
Commonwealth Bank of Australia 2.69%, 3/11/2031 (b) (c)	1,250,000	1,095,570
Glencore Funding LLC
5.40%, 5/8/2028 (b)	450,000	457,637
6.38%, 10/6/2030 (b)	29,000	30,758
2.85%, 4/27/2031 (b)	450,000	398,852
2.63%, 9/23/2031 (b)	398,000	343,925
5.63%, 4/4/2034 (b)	933,000	938,383
5.67%, 4/1/2035 (b)	2,070,000	2,075,581
		5,501,347
Austria — 0.3%
Benteler International AG 9.38%, 5/15/2028 (a)	EUR1,131,000	1,350,692
Lenzing AG (EUR Swap Annual 5 Year + 11.21%), 5.75%, 9/7/2025 (a) (d) (e) (f)	EUR600,000	676,470
		2,027,162
Belgium — 0.5%
Azelis Finance NV 5.75%, 3/15/2028 (a)	EUR1,300,000	1,524,058
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (a) (c) (d) (e) (f)	EUR1,000,000	1,247,848
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (f)	200,000	205,448
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR800,000	901,275
		3,878,629
Brazil — 0.2%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	350,000	304,675
Guara Norte SARL 5.20%, 6/15/2034 (b)	259,561	242,106
Klabin Austria GmbH 7.00%, 4/3/2049 (a)	200,000	198,500
Suzano Austria GmbH
3.75%, 1/15/2031	48,000	43,419
7.00%, 3/16/2047 (a)	200,000	205,140
Vale Overseas Ltd. 6.40%, 6/28/2054	700,000	666,596
		1,660,436
Canada — 0.7%
Bank of Nova Scotia (The)
2.45%, 2/2/2032	420,000	359,892
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (f)	570,000	531,263
Canadian Pacific Railway Co. 3.50%, 5/1/2050	90,000	62,100
Emera US Finance LP 2.64%, 6/15/2031	3,272,000	2,817,376
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (f)	236,000	237,159
Enbridge, Inc.
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (f)	1,253,000	1,313,494
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (f)	123,000	133,470
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (f)	57,000	56,599
		5,511,353
Chile — 0.0% ^
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	335,936	242,818

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
China — 0.0% ^
CFAMC III Co. Ltd. 4.25%, 11/7/2027 (a)	200,000	194,950
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (a) (g)	530,000	39,750
		234,700
Colombia — 0.0% ^
AI Candelaria -spain- SA 5.75%, 6/15/2033 (b)	250,000	208,827
Denmark — 0.5%
Danske Bank A/S
(EURIBOR ICE Swap Rate 1 Year + 0.88%), 0.75%, 6/9/2029 (a) (f)	EUR500,000	534,234
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (a) (f)	EUR1,800,000	2,184,792
Orsted A/S (EUR Swap Annual 5 Year + 2.62%), 5.25%, 12/8/3022 (a) (f)	EUR1,250,000	1,439,599
		4,158,625
France — 9.4%
Airbus SE
1.63%, 6/9/2030 (a)	EUR1,100,000	1,187,331
1.38%, 5/13/2031 (a)	EUR300,000	315,071
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (a) (d) (e) (f)	EUR1,500,000	1,757,356
Altice France SA
5.88%, 2/1/2027 (a)	EUR1,850,000	1,932,659
3.38%, 1/15/2028 (a)	EUR2,100,000	2,021,890
4.13%, 1/15/2029 (a)	EUR300,000	289,605
Autoroutes du Sud de la France SA
1.13%, 4/20/2026 (a)	EUR800,000	899,504
3.25%, 1/19/2033 (a)	EUR600,000	680,132
AXA SA (EURIBOR 3 Month + 3.75%), 3.38%, 7/6/2047 (a) (f)	EUR600,000	687,728
Banijay Entertainment SAS 7.00%, 5/1/2029 (a)	EUR1,268,000	1,504,899
Bertrand Franchise Finance SAS 6.50%, 7/18/2030 (a)	EUR1,450,000	1,661,489
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (b) (c) (d) (e) (f)	1,000,000	1,059,210
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (b) (c) (d) (e) (f)	200,000	208,049
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (a) (c) (d) (e) (f)	EUR400,000	493,353
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (f)	1,730,000	1,772,024
(SOFR + 1.92%), 5.91%, 11/19/2035 (b) (f)	870,000	864,998
BPCE SA
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (f)	2,038,000	2,050,653
(EURIBOR 3 Month + 1.00%), 0.50%, 9/15/2027 (a) (f)	EUR400,000	442,535
4.38%, 7/13/2028 (a)	EUR900,000	1,068,361
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (f)	1,385,000	1,175,965
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (f)	250,000	214,513
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (f)	310,000	321,802
Cerba Healthcare SACA 3.50%, 5/31/2028 (a)	EUR419,000	366,330
Chrome Holdco SAS 5.00%, 5/31/2029 (a)	EUR280,000	67,473
Credit Agricole SA
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (f)	1,000,000	976,880
(U.K. Government Bonds 1 Year Note Generic Bid Yield + 2.60%), 5.75%, 11/29/2027 (a) (f)	GBP500,000	681,122
2.00%, 3/25/2029 (a)	EUR200,000	220,147
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (f)	1,545,000	1,615,401
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (f)	250,000	253,980

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
Electricite de France SA
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (a) (d) (e) (f)	EUR800,000	881,691
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (a) (d) (e) (f)	EUR1,400,000	1,750,404
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (d) (e) (f)	EUR2,000,000	2,133,606
6.25%, 5/23/2033 (b)	1,750,000	1,843,280
Elis SA 1.63%, 4/3/2028 (a)	EUR1,200,000	1,316,214
ELO SACA
3.25%, 7/23/2027 (a)	EUR1,200,000	1,326,796
5.88%, 4/17/2028 (a)	EUR300,000	333,145
Eutelsat SA
1.50%, 10/13/2028 (a)	EUR700,000	683,832
9.75%, 4/13/2029 (a)	EUR1,100,000	1,307,273
Forvia SE
2.38%, 6/15/2027 (a)	EUR1,600,000	1,762,555
3.75%, 6/15/2028 (a)	EUR1,650,000	1,843,329
5.63%, 6/15/2030 (b)	EUR234,000	267,602
5.50%, 6/15/2031 (a)	EUR1,300,000	1,468,705
Iliad Holding SASU
5.63%, 10/15/2028 (a)	EUR450,000	519,976
6.88%, 4/15/2031 (a)	EUR380,000	459,133
iliad SA
5.38%, 6/14/2027 (a)	EUR600,000	709,781
1.88%, 2/11/2028 (a)	EUR1,000,000	1,091,434
5.38%, 2/15/2029 (a)	EUR200,000	238,161
5.63%, 2/15/2030 (a)	EUR2,300,000	2,776,375
Loxam SAS
2.88%, 4/15/2026 (a)	EUR300,000	339,652
4.50%, 2/15/2027 (a)	EUR388,000	443,335
Orange SA (EUR Swap Annual 5 Year + 2.10%), 1.75%, 7/15/2028 (a) (d) (e) (f)	EUR1,100,000	1,180,753
Paprec Holding SA
3.50%, 7/1/2028 (a)	EUR873,000	984,835
7.25%, 11/17/2029 (a)	EUR1,082,000	1,293,056
Picard Groupe SAS 6.38%, 7/1/2029 (a)	EUR500,000	591,827
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (a) (f)	EUR900,000	1,073,438
Renault SA
1.25%, 6/24/2025 (a)	EUR500,000	567,199
2.00%, 9/28/2026 (a)	EUR900,000	1,010,761
2.50%, 6/2/2027 (a)	EUR400,000	450,842
1.13%, 10/4/2027 (a)	EUR1,800,000	1,958,655
Rexel SA
2.13%, 6/15/2028 (a)	EUR1,800,000	1,976,928
5.25%, 9/15/2030 (a)	EUR300,000	357,241
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (b) (c) (d) (e) (f)	400,000	391,317
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (b) (c) (d) (e) (f)	440,000	478,551
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (b) (c) (d) (e) (f)	1,050,000	1,055,731

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (d) (e) (f)	525,000	468,350
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (f)	2,527,000	2,599,412
SPIE SA 2.63%, 6/18/2026 (a)	EUR600,000	682,292
TotalEnergies Capital International SA 3.13%, 5/29/2050	1,240,000	794,977
TotalEnergies Capital SA 5.28%, 9/10/2054	2,008,000	1,823,784
Valeo SE
5.38%, 5/28/2027 (a)	EUR1,200,000	1,410,203
4.50%, 4/11/2030 (a)	EUR700,000	788,448
Veolia Environnement SA
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (a) (d) (e) (f)	EUR400,000	444,617
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (a) (d) (e) (f)	EUR900,000	1,090,976
Vinci SA 1.75%, 9/26/2030 (a)	EUR100,000	107,484
Viridien
8.50%, 10/15/2030 (b)	EUR386,000	418,678
8.50%, 10/15/2030 (a)	EUR300,000	325,397
		74,612,491
Germany — 5.9%
Adler Pelzer Holding GmbH 9.50%, 4/1/2027 (a)	EUR578,000	625,034
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (b) (f)	400,000	391,470
ASK Chemicals Deutschland Holding GmbH
10.00%, 11/15/2029 (b)	EUR382,000	425,067
10.00%, 11/15/2029 (a)	EUR650,000	723,282
Bayer AG (EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (a) (f)	EUR2,400,000	2,891,991
Birkenstock Financing SARL 5.25%, 4/30/2029 (a)	EUR1,800,000	2,071,857
Cheplapharm Arzneimittel GmbH
3.50%, 2/11/2027 (a)	EUR600,000	679,786
4.38%, 1/15/2028 (a)	EUR1,000,000	1,116,493
7.50%, 5/15/2030 (a)	EUR800,000	917,444
Commerzbank AG
(EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (f)	EUR300,000	341,619
(EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (a) (c) (d) (e) (f)	EUR800,000	991,248
(EURIBOR 3 Month + 1.25%), 4.00%, 7/16/2032 (a) (f)	EUR3,700,000	4,296,494
CT Investment GmbH
6.38%, 4/15/2030 (b)	EUR197,000	230,953
6.38%, 4/15/2030 (a)	EUR1,100,000	1,289,587
Deutsche Bank AG
(EURIBOR 3 Month + 1.50%), 1.38%, 2/17/2032 (a) (f)	EUR700,000	704,805
(SOFR + 2.26%), 3.74%, 1/7/2033 (f)	450,000	396,108
(SOFR + 2.05%), 5.40%, 9/11/2035 (f)	1,160,000	1,132,013
Evonik Industries AG (EUR Swap Annual 5 Year + 1.84%), 1.38%, 9/2/2081 (a) (f)	EUR1,000,000	1,099,116
Fressnapf Holding SE 5.25%, 10/31/2031 (a)	EUR1,200,000	1,389,627
Heidelberg Materials Finance Luxembourg SA 4.88%, 11/21/2033 (a)	EUR1,250,000	1,551,493
IHO Verwaltungs GmbH
(8.75% (Cash), 5/15/2028 (a) (h) (i)	EUR1,263,169	1,502,023
7.00% (Cash), 11/15/2031 (a) (h)	EUR1,273,000	1,518,014
Nidda Healthcare Holding GmbH
7.00%, 2/21/2030 (a)	EUR1,100,000	1,308,322

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Germany — continued
5.38%, 10/23/2030 (b)	EUR632,000	731,784
Phoenix PIB Dutch Finance BV 4.88%, 7/10/2029 (a)	EUR1,200,000	1,418,125
ProGroup AG 5.13%, 4/15/2029 (a)	EUR510,000	577,671
Schaeffler AG
3.38%, 10/12/2028 (a)	EUR1,300,000	1,444,954
4.75%, 8/14/2029 (a)	EUR1,700,000	1,949,490
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (a)	EUR1,098,997	1,247,861
Techem Verwaltungsgesellschaft 675 mbH 5.38%, 7/15/2029 (a)	EUR1,346,000	1,564,457
TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR740,000	839,183
TUI Cruises GmbH
6.25%, 4/15/2029 (b)	EUR124,000	146,956
6.25%, 4/15/2029 (a)	EUR1,050,000	1,244,382
Volkswagen Group of America Finance LLC 5.80%, 3/27/2035 (b)	200,000	197,712
Volkswagen International Finance NV
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (a) (d) (e) (f)	EUR300,000	338,890
3.25%, 11/18/2030 (a)	EUR600,000	677,763
Volkswagen Leasing GmbH 4.00%, 4/11/2031 (a)	EUR200,000	233,464
Vonovia SE
0.75%, 9/1/2032 (a)	EUR1,000,000	930,468
4.25%, 4/10/2034 (a)	EUR1,000,000	1,172,110
ZF Europe Finance BV
2.00%, 2/23/2026 (a)	EUR1,000,000	1,120,411
2.50%, 10/23/2027 (a)	EUR800,000	864,073
ZF Finance GmbH
2.25%, 5/3/2028 (a)	EUR1,100,000	1,152,591
3.75%, 9/21/2028 (a)	EUR1,100,000	1,184,505
		46,630,696
India — 0.1%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	176,000	172,260
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	354,875	332,163
		504,423
Indonesia — 0.1%
Indonesia Asahan Aluminium PT 5.45%, 5/15/2030 (b)	200,000	201,065
Pertamina Persero PT 3.65%, 7/30/2029 (b)	400,000	381,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027 (a)	200,000	197,025
		779,090
Ireland — 2.0%
AerCap Ireland Capital DAC
6.10%, 1/15/2027	635,000	647,481
5.75%, 6/6/2028	342,000	351,438
4.63%, 9/10/2029	150,000	148,843
3.30%, 1/30/2032	3,758,000	3,336,946
AIB Group plc
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025 (a) (c) (d) (e) (f)	EUR700,000	796,262
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (a) (f)	EUR300,000	357,816

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ireland — continued
Avolon Holdings Funding Ltd.
5.50%, 1/15/2026 (b)	315,000	315,041
4.38%, 5/1/2026 (b)	60,000	59,370
6.38%, 5/4/2028 (b)	285,000	295,028
5.75%, 3/1/2029 (b)	2,030,000	2,066,876
5.75%, 11/15/2029 (b)	567,000	575,063
5.15%, 1/15/2030 (b)	1,840,000	1,831,223
5.38%, 5/30/2030 (b)	2,095,000	2,095,377
Bank of Ireland Group plc (EUR Swap Annual 5 Year + 6.43%), 6.00%, 9/1/2025 (a) (c) (d) (e) (f)	EUR600,000	685,153
eircom Finance DAC
3.50%, 5/15/2026 (a)	EUR869,578	985,388
5.75%, 12/15/2029 (a)	EUR1,210,000	1,435,742
		15,983,047
Italy — 5.8%
Agrifarma SpA 4.50%, 10/31/2028 (a)	EUR1,550,000	1,764,406
Autostrade per l'Italia SpA 5.13%, 6/14/2033 (a)	EUR1,650,000	2,021,502
Enel Finance International NV
1.63%, 7/12/2026 (b) (j)	1,010,000	976,293
3.50%, 4/6/2028 (b)	200,000	193,988
2.13%, 7/12/2028 (b) (j)	425,000	394,160
0.75%, 6/17/2030 (a) (j)	EUR200,000	203,569
0.88%, 1/17/2031 (a)	EUR493,000	497,084
2.50%, 7/12/2031 (b) (j)	536,000	464,039
5.00%, 6/15/2032 (b)	3,600,000	3,558,353
Enel SpA
Series 63.5, (EUR Swap Annual 5 Year + 2.58%), 3.38%, 8/24/2026 (a) (d) (e) (f)	EUR800,000	908,313
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (a) (d) (e) (f)	EUR300,000	300,312
Eni SpA
4.25%, 5/9/2029 (b)	250,000	245,530
5.75%, 5/19/2035 (b)	290,000	290,403
Fibercop SpA
2.88%, 1/28/2026 (a)	EUR200,000	226,600
3.63%, 5/25/2026 (a)	EUR400,000	455,027
2.38%, 10/12/2027 (a)	EUR500,000	552,851
6.88%, 2/15/2028 (a)	EUR1,784,000	2,180,158
1.63%, 1/18/2029	EUR1,102,000	1,163,446
7.75%, 1/24/2033	EUR430,000	578,863
Generali
2.43%, 7/14/2031 (a)	EUR200,000	214,163
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (f)	EUR200,000	238,752
Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR934,000	1,026,192
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/2028 (a)	EUR800,000	873,932
3.75%, 4/1/2030 (a)	EUR100,000	114,359
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (c) (d) (e) (f)	EUR276,000	328,693
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (a) (c) (d) (e) (f)	EUR200,000	235,038

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
5.25%, 1/13/2030 (a)	EUR1,595,000	1,995,928
(EURIBOR 3 Month + 1.48%), 3.85%, 9/16/2032 (a) (f)	EUR2,150,000	2,485,343
6.63%, 6/20/2033 (b)	1,220,000	1,299,252
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (f)	680,000	535,897
Lottomatica Group Spa 4.88%, 1/31/2031 (b)	EUR472,000	548,960
Lottomatica Group SpA 5.38%, 6/1/2030 (a)	EUR1,291,000	1,521,814
Mundys SpA
1.88%, 7/13/2027 (a)	EUR550,000	612,275
1.88%, 2/12/2028 (a)	EUR1,400,000	1,531,036
4.75%, 1/24/2029 (a)	EUR1,700,000	2,007,283
Neopharmed Gentili SpA 7.13%, 4/8/2030 (a)	EUR1,428,000	1,695,714
Pro-Gest SpA 3.25%, 12/15/2024 (a) (g)	EUR477,000	140,819
Rekeep SpA
9.00%, 9/15/2029 (b)	EUR261,000	292,795
9.00%, 9/15/2029 (a)	EUR100,000	112,182
Rossini Sarl 6.75%, 12/31/2029 (a)	EUR1,632,000	1,957,218
TeamSystem SpA 3.50%, 2/15/2028 (a)	EUR185,000	207,695
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR100,000	142,444
Telecom Italia SpA
6.88%, 2/15/2028 (a)	EUR1,096,000	1,353,739
7.88%, 7/31/2028 (a)	EUR1,760,000	2,250,689
1.63%, 1/18/2029 (a)	EUR698,000	752,388
UniCredit SpA
(EUR Swap Annual 5 Year + 4.93%), 5.38%, 6/3/2025 (a) (c) (d) (e) (f)	EUR400,000	454,180
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (c) (d) (e) (f)	EUR400,000	470,076
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (f)	200,000	194,216
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (a) (c) (d) (e) (f)	EUR200,000	223,956
(EURIBOR 3 Month + 0.85%), 0.93%, 1/18/2028 (a) (f)	EUR600,000	664,090
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (f)	EUR1,100,000	1,321,226
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 1/15/2032 (a) (f)	EUR200,000	224,684
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (f)	410,000	366,434
4.20%, 6/11/2034 (a)	EUR600,000	700,425
		46,068,784
Japan — 0.5%
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (f)	707,000	681,647
Rakuten Group, Inc. (EUR Swap Annual 5 Year + 4.49%), 4.25%, 4/22/2027 (a) (d) (e) (f)	EUR1,200,000	1,267,653
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	1,110,000	1,125,209
1.00%, 7/9/2029	EUR363,000	383,205
5.30%, 7/5/2034	525,000	524,870
		3,982,584
Jersey — 0.2%
Waga Bondco Ltd.
8.50%, 6/15/2030 (b)	GBP220,000	293,082
8.50%, 6/15/2030 (a)	GBP700,000	932,535
		1,225,617

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Kazakhstan — 0.2%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	600,000	592,106
5.75%, 4/19/2047 (a)	910,000	763,490
		1,355,596
Luxembourg — 1.9%
AccorInvest Group SA
6.38%, 10/15/2029 (a)	EUR2,055,000	2,441,832
5.50%, 11/15/2031 (a)	EUR500,000	572,902
Altice Financing SA 3.00%, 1/15/2028 (a)	EUR700,000	613,994
Altice France Holding SA
8.00%, 5/15/2027 (a)	EUR573,000	234,221
4.00%, 2/15/2028 (a)	EUR200,000	82,614
Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR1,303,000	1,117,756
INEOS Finance plc
6.63%, 5/15/2028 (a)	EUR500,000	583,279
6.38%, 4/15/2029 (a)	EUR1,198,000	1,376,647
Matterhorn Telecom SA 3.13%, 9/15/2026 (a)	EUR600,000	680,078
Monitchem HoldCo 3 SA 8.75%, 5/1/2028 (a)	EUR300,000	343,073
PLT VII Finance Sarl 6.00%, 6/15/2031 (a)	EUR1,577,000	1,849,734
SELP Finance Sarl, REIT 3.75%, 1/16/2032 (a)	EUR1,200,000	1,370,487
SELP Finance SARL, REIT 0.88%, 5/27/2029 (a)	EUR1,400,000	1,449,424
SES SA
(EURIBOR ICE Swap Rate 5 Year + 3.19%), 2.88%, 5/27/2026 (a) (d) (e) (f)	EUR1,600,000	1,744,266
0.88%, 11/4/2027 (a)	EUR130,000	139,787
(EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (a) (f)	EUR700,000	757,384
		15,357,478
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (b)	1,246,000	781,740
Mexico — 0.7%
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (c) (f)	200,000	189,750
Bimbo Bakeries USA, Inc. 5.38%, 1/9/2036 (b)	1,000,000	966,000
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (b) (d) (e) (f)	1,148,000	1,132,502
Comision Federal de Electricidad 6.45%, 1/24/2035 (b)	566,000	543,643
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	925,647	910,721
Petroleos Mexicanos 6.50%, 1/23/2029	721,000	687,682
Saavi Energia Sarl 8.88%, 2/10/2035 (b)	605,000	615,890
Southern Copper Corp. 5.88%, 4/23/2045	140,000	132,747
		5,178,935
Morocco — 0.1%
OCP SA
6.10%, 4/30/2030 (b)	560,000	559,888
6.88%, 4/25/2044 (a)	200,000	186,906
		746,794

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Netherlands — 2.0%
ABN AMRO Bank NV
4.75%, 7/28/2025 (b)	200,000	199,870
(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (a) (c) (d) (e) (f)	EUR200,000	227,317
BE Semiconductor Industries NV 4.50%, 7/15/2031 (a)	EUR1,200,000	1,410,491
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (c) (d) (e) (f)	EUR1,000,000	1,125,150
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (f)	890,000	875,068
Flora Food Management BV 6.88%, 7/2/2029 (a)	EUR1,292,000	1,508,497
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (d) (e) (f)	495,000	491,945
(USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (a) (c) (d) (e) (f)	400,000	422,035
Koninklijke KPN NV (EURIBOR ICE Swap Rate 5 Year + 1.97%), 4.88%, 6/18/2029 (a) (d) (e) (f)	EUR400,000	468,018
Q-Park Holding I BV
2.00%, 3/1/2027 (a)	EUR400,000	444,797
5.13%, 3/1/2029 (a)	EUR1,193,000	1,395,128
5.13%, 2/15/2030 (a)	EUR900,000	1,052,460
Sigma Holdco BV 5.75%, 5/15/2026 (a)	EUR81,972	92,737
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (a)	EUR1,300,000	1,462,067
Trivium Packaging Finance BV 6.63%, 7/15/2030 (b)	EUR307,000	358,134
VZ Vendor Financing II BV 2.88%, 1/15/2029 (a)	EUR1,100,000	1,130,340
Wolters Kluwer NV 3.75%, 4/3/2031 (a)	EUR500,000	587,743
Ziggo Bond Co. BV 3.38%, 2/28/2030 (a)	EUR2,530,000	2,471,719
		15,723,516
New Zealand — 0.1%
ANZ New Zealand Int'l Ltd. 2.55%, 2/13/2030 (b)	490,000	447,587
Norway — 0.2%
DNB Bank ASA (U.K. Government Bonds 1 Year Note Generic Bid Yield + 1.35%), 2.63%, 6/10/2026 (a) (f)	GBP1,000,000	1,346,744
Portugal — 0.9%
EDP Finance BV 1.50%, 11/22/2027 (a)	EUR750,000	832,100
EDP SA
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (f)	EUR1,000,000	1,131,714
(EUR Swap Annual 5 Year + 2.38%), 1.88%, 8/2/2081 (a) (f)	EUR500,000	558,244
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (a) (f)	EUR400,000	439,987
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (a) (f)	EUR3,400,000	4,082,510
		7,044,555
South Africa — 0.1%
Anglo American Capital plc 5.50%, 5/2/2033 (b)	1,170,000	1,164,080
Spain — 4.7%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (a) (d) (e) (f)	EUR1,700,000	1,900,056
(EURIBOR ICE Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (a) (d) (e) (f)	EUR600,000	694,044
Banco Bilbao Vizcaya Argentaria SA
(EURIBOR ICE Swap Rate 5 Year + 5.54%), 8.38%, 6/21/2028 (a) (c) (d) (e) (f)	EUR400,000	497,327
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (e) (f)	1,200,000	1,317,073
Banco de Sabadell SA
(EUR Swap Annual 5 Year + 5.17%), 5.00%, 5/19/2027 (a) (c) (d) (e) (f)	EUR200,000	225,780

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — continued
(EUR Swap Annual 5 Year + 6.83%), 9.38%, 7/18/2028 (a) (c) (d) (e) (f)	EUR400,000	511,929
(EURIBOR ICE Swap Rate 1 Year + 1.25%), 3.50%, 5/27/2031 (a) (f)	EUR1,000,000	1,146,224
(EURIBOR ICE Swap Rate 1 Year + 1.25%), 3.38%, 2/18/2033 (a) (f)	EUR200,000	224,671
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (f)	800,000	769,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	600,000	660,508
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (a) (c) (d) (e) (f)	EUR600,000	714,482
4.88%, 10/18/2031 (a)	EUR500,000	614,173
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (e) (f)	400,000	459,916
Bankinter SA (EURIBOR ICE Swap Rate 1 Year + 1.10%), 3.50%, 9/10/2032 (a) (f)	EUR800,000	919,819
CaixaBank SA
1.13%, 3/27/2026 (a)	EUR1,000,000	1,125,458
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (a) (c) (d) (e) (f)	EUR800,000	934,475
(EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (a) (f)	EUR700,000	844,324
(EURIBOR ICE Swap Rate 5 Year + 5.30%), 7.50%, 1/16/2030 (a) (c) (d) (e) (f)	EUR400,000	492,218
(EURIBOR 3 Month + 1.50%), 4.13%, 2/9/2032 (a) (f)	EUR1,900,000	2,242,247
(EURIBOR 3 Month + 1.30%), 3.63%, 9/19/2032 (a) (f)	EUR500,000	573,164
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (f)	2,175,000	2,355,870
Cellnex Finance Co. SA 2.25%, 4/12/2026 (a)	EUR500,000	566,927
Cirsa Finance International Sarl 6.50%, 3/15/2029 (a)	EUR149,000	177,472
Cirsa Finance International SARL
7.88%, 7/31/2028 (a)	EUR900,000	1,070,446
6.50%, 3/15/2029 (a)	EUR900,000	1,071,980
eDreams ODIGEO SA 5.50%, 7/15/2027 (a)	EUR1,007,000	1,154,878
Grifols SA
2.25%, 11/15/2027 (a)	EUR765,000	850,045
3.88%, 10/15/2028 (a)	EUR500,000	543,495
Grupo Antolin-Irausa SA
3.50%, 4/30/2028 (a)	EUR650,000	512,386
10.38%, 1/30/2030 (a)	EUR298,000	245,060
Iberdrola International BV Series NC5, (EUR Swap Annual 5 Year + 2.32%), 1.87%, 1/28/2026 (a) (d) (e) (f)	EUR300,000	336,965
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (a)	EUR1,142,000	1,316,134
Lorca Telecom Bondco SA
4.00%, 9/18/2027 (a)	EUR1,666,000	1,891,660
5.75%, 4/30/2029 (a)	EUR950,000	1,125,907
Telefonica Emisiones SA 4.67%, 3/6/2038	150,000	132,512
Telefonica Europe BV
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (a) (d) (e) (f)	EUR900,000	1,024,460
(EUR Swap Annual 6 Year + 2.87%), 2.88%, 2/24/2028 (a) (d) (e) (f)	EUR1,200,000	1,323,844
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (a) (d) (e) (f)	EUR3,400,000	4,094,054
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (a) (d) (e) (f)	EUR700,000	867,334
		37,528,317
Sweden — 1.3%
Asmodee Group AB
5.75%, 12/15/2029 (b)	EUR104,000	123,832
5.75%, 12/15/2029 (a)	EUR906,667	1,079,559
Heimstaden Bostad AB (EUR Swap Annual 5 Year + 3.91%), 3.38%, 1/15/2026 (a) (d) (e) (f)	EUR1,100,000	1,224,015

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Sweden — continued
Samhallsbyggnadsbolaget I Norden Holding AB 2.25%, 7/12/2027 (a)	EUR900,000	912,050
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (e) (f)	1,000,000	907,524
Verisure Holding AB
3.88%, 7/15/2026 (a)	EUR365,000	413,849
3.25%, 2/15/2027 (a)	EUR1,100,000	1,238,104
5.50%, 5/15/2030 (b)	EUR450,000	531,627
5.50%, 5/15/2030 (a)	EUR879,000	1,038,444
Verisure Midholding AB 5.25%, 2/15/2029 (a)	EUR1,450,000	1,658,750
Volvo Car AB 2.50%, 10/7/2027 (a)	EUR740,000	823,939
		9,951,693
Switzerland — 1.8%
Dufry One BV
2.00%, 2/15/2027 (a)	EUR1,575,000	1,759,273
4.75%, 4/18/2031 (a)	EUR300,000	349,151
Holcim Finance Luxembourg SA 0.50%, 4/23/2031 (a)	EUR900,000	874,142
Holcim Sterling Finance Netherlands BV 2.25%, 4/4/2034 (a)	GBP300,000	308,520
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (f)	200,000	197,269
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (f)	1,122,000	1,121,153
4.28%, 1/9/2028 (b)	1,898,000	1,878,084
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (c) (d) (e) (f)	585,000	636,599
(EURIBOR ICE Swap Rate 1 Year + 4.95%), 7.75%, 3/1/2029 (a) (f)	EUR400,000	511,930
(EURIBOR ICE Swap Rate 1 Year + 0.78%), 2.88%, 2/12/2030 (a) (f)	EUR1,200,000	1,353,795
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.38%, 2/10/2031 (b) (c) (d) (e) (f)	385,000	337,442
(SOFR + 3.73%), 4.19%, 4/1/2031 (b) (f)	974,000	943,900
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.10%, 2/11/2032 (b) (f)	280,000	239,372
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (f)	561,000	502,204
0.63%, 1/18/2033 (a)	EUR1,000,000	921,837
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (f)	430,000	369,016
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (c) (d) (e) (f)	800,000	913,351
Zurich Insurance Co. Ltd. (EURIBOR 3 Month + 3.95%), 3.50%, 10/1/2046 (a) (f)	EUR700,000	800,951
		14,017,989
Taiwan — 0.2%
TSMC Arizona Corp. 4.25%, 4/22/2032	380,000	368,965
TSMC Global Ltd.
1.25%, 4/23/2026 (b)	700,000	679,980
2.25%, 4/23/2031 (b)	700,000	616,196
		1,665,141
United Kingdom — 8.9%
888 Acquisitions Ltd.
7.56%, 7/15/2027 (b)	EUR230,000	261,832
7.56%, 7/15/2027 (a)	EUR385,000	437,730
Amber Finco plc 6.63%, 7/15/2029 (a)	EUR1,615,000	1,918,490

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
AstraZeneca plc
0.38%, 6/3/2029 (a)	EUR700,000	726,898
4.00%, 9/18/2042	2,390,000	1,987,006
Barclays plc
(SOFR + 2.22%), 6.49%, 9/13/2029 (f)	2,770,000	2,907,097
(SONIA + 2.06%), 5.85%, 3/21/2035 (a) (f)	GBP2,000,000	2,663,373
BAT Capital Corp.
6.34%, 8/2/2030	3,680,000	3,924,616
7.08%, 8/2/2043	1,005,000	1,086,766
Cadent Finance plc 0.63%, 3/19/2030 (a)	EUR800,000	810,165
Centrica plc 4.38%, 3/13/2029 (a)	GBP200,000	263,759
CPUK Finance Ltd. 4.50%, 8/28/2027 (a)	GBP390,000	510,147
EC Finance plc 3.25%, 10/15/2026 (a) (j)	EUR1,099,000	1,232,261
Eversholt Funding plc 2.74%, 6/30/2040 (a)	GBP635,902	718,160
Gatwick Funding Ltd. 2.50%, 4/15/2030 (a)	GBP700,000	836,805
Heathrow Funding Ltd.
1.50%, 10/12/2025 (a)	EUR800,000	905,352
6.75%, 12/3/2026 (a)	GBP300,000	414,564
1.50%, 2/11/2030 (a)	EUR300,000	316,983
1.13%, 10/8/2030 (a)	EUR1,000,000	1,017,130
6.00%, 3/5/2032 (a)	GBP400,000	536,766
1.88%, 3/14/2034 (a)	EUR250,000	242,598
5.88%, 5/13/2041 (a)	GBP100,000	129,759
HSBC Holdings plc
(SOFR + 3.03%), 7.34%, 11/3/2026 (f)	720,000	727,226
5.75%, 12/20/2027 (a)	GBP200,000	274,928
(SOFR + 2.61%), 5.21%, 8/11/2028 (f)	380,000	383,919
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	3,260,000	3,064,641
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (f)	374,000	360,639
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.05%, 6/5/2030 (d) (e) (f)	1,020,000	1,028,584
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (f)	695,000	625,443
(SOFR + 1.41%), 2.87%, 11/22/2032 (f)	440,000	383,175
(SOFR + 1.90%), 5.87%, 11/18/2035 (f)	450,000	445,929
Iceland Bondco plc 10.88%, 12/15/2027 (a)	GBP520,000	742,660
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR800,000	919,962
6.75%, 4/15/2030 (a)	EUR624,000	674,651
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (a)	EUR400,000	440,128
Jaguar Land Rover Automotive plc
4.50%, 1/15/2026 (a)	EUR280,000	319,516
4.50%, 7/15/2028 (a)	EUR600,000	690,012
Lloyds Banking Group plc
4.58%, 12/10/2025	200,000	199,609
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (f)	410,000	415,721
Mobico Group plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.14%), 4.25%, 11/26/2025 (a) (d) (e) (f)	GBP194,000	208,165
National Grid plc
2.18%, 6/30/2026 (a)	EUR900,000	1,018,447

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
0.25%, 9/1/2028 (a)	EUR800,000	840,763
4.28%, 1/16/2035 (a)	EUR1,000,000	1,182,218
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (e) (f)	350,000	348,869
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (f)	1,885,000	1,916,124
(EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (a) (f)	EUR2,500,000	2,650,059
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	400,000	424,108
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (f)	EUR1,530,000	1,690,170
Nomad Foods Bondco plc 2.50%, 6/24/2028 (a)	EUR1,475,000	1,626,705
OEG Finance plc 7.25%, 9/27/2029 (a)	EUR959,000	1,115,137
PeopleCert Wisdom Issuer plc 5.75%, 9/15/2026 (a)	EUR600,000	684,404
Pinnacle Bidco plc 8.25%, 10/11/2028 (a)	EUR987,000	1,182,327
Punch Finance plc
6.13%, 6/30/2026 (a)	GBP838,000	1,129,079
7.88%, 12/30/2030 (b) (k)	GBP571,000	777,015
RAC Bond Co. plc 5.25%, 11/4/2027 (a)	GBP1,319,000	1,735,799
RELX Finance BV 0.88%, 3/10/2032 (a)	EUR500,000	492,034
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.83%, 11/21/2026 (f)	285,000	287,597
(SOFR + 0.99%), 1.67%, 6/14/2027 (f)	900,000	869,503
(SOFR + 2.60%), 6.53%, 1/10/2029 (f)	665,000	690,450
South Eastern Power Networks plc 5.63%, 9/30/2030 (a)	GBP400,000	553,476
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (f)	2,170,000	2,315,260
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (f)	1,350,000	1,318,275
Synthomer plc 7.38%, 5/2/2029 (a)	EUR250,000	282,409
Thames Water Utilities Finance plc 4.38%, 1/18/2033 (a)	EUR400,000	317,556
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR670,000	718,910
Vmed O2 UK Financing I plc
3.25%, 1/31/2031 (a)	EUR1,400,000	1,508,209
5.63%, 4/15/2032 (a)	EUR350,000	409,835
Vodafone Group plc
5.75%, 6/28/2054	2,595,000	2,429,070
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (f)	EUR900,000	1,036,996
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	429,000	441,282
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (f)	EUR1,325,000	1,416,084
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (a) (f)	EUR1,100,000	1,359,294
		70,520,629
United States — 10.5%
AbbVie, Inc.
5.05%, 3/15/2034	1,440,000	1,444,182
4.25%, 11/21/2049	897,000	718,650
Accenture Capital, Inc.
4.25%, 10/4/2031	170,000	166,922
4.50%, 10/4/2034	230,000	220,976
AES Corp. (The) 3.95%, 7/15/2030 (b)	42,000	39,197

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)	104,000	100,574
(SOFR + 1.79%), 5.67%, 4/25/2036 (f)	250,000	255,268
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR100,000	105,122
Ardagh Packaging Finance plc 2.13%, 8/15/2026 (a)	EUR1,700,000	1,775,844
AT&T, Inc.
3.50%, 9/15/2053	130,000	86,383
3.55%, 9/15/2055	99,000	65,447
6.05%, 8/15/2056	690,000	691,408
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (f)	210,000	210,441
(SOFR + 1.05%), 2.55%, 2/4/2028 (f)	175,000	169,143
(SOFR + 1.63%), 5.20%, 4/25/2029 (f)	500,000	508,086
(SOFR + 1.57%), 5.82%, 9/15/2029 (f)	1,080,000	1,118,912
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (e) (f)	317,000	322,024
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (f)	560,000	495,712
(SOFR + 1.32%), 2.69%, 4/22/2032 (f)	249,000	219,911
(SOFR + 1.22%), 2.30%, 7/21/2032 (f)	470,000	403,250
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	312,000	315,263
(SOFR + 1.91%), 5.43%, 8/15/2035 (f)	795,000	778,982
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	196,000	197,549
Baxter International, Inc. 2.54%, 2/1/2032	605,000	518,815
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	47,000	38,024
Berry Global, Inc. 5.80%, 6/15/2031	760,000	788,907
Boeing Co. (The)
3.25%, 2/1/2035	50,000	41,150
5.81%, 5/1/2050	205,000	191,968
3.95%, 8/1/2059	377,000	249,923
BP Capital Markets America, Inc.
2.72%, 1/12/2032	881,000	774,241
4.81%, 2/13/2033	1,600,000	1,570,426
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (f)	43,000	42,836
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (a) (d) (e) (f)	EUR1,150,000	1,303,882
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR200,000	224,453
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	1,930,000	1,944,766
5.55%, 2/22/2054	230,000	218,413
5.65%, 2/22/2064	155,000	146,555
Broadcom, Inc.
4.55%, 2/15/2032	180,000	176,249
3.47%, 4/15/2034 (b)	490,000	430,395
3.14%, 11/15/2035 (b)	608,000	503,555
CCO Holdings LLC 5.13%, 5/1/2027 (b)	140,000	138,556
Cencora, Inc. 2.70%, 3/15/2031	1,839,000	1,640,690
CF Industries, Inc. 4.95%, 6/1/2043	224,000	191,854
Charter Communications Operating LLC
3.70%, 4/1/2051	308,000	198,264

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
3.90%, 6/1/2052	282,000	186,139
5.25%, 4/1/2053	165,000	136,011
Cheniere Energy Partners LP
5.95%, 6/30/2033	540,000	552,526
5.75%, 8/15/2034	1,715,000	1,721,116
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)	160,000	158,362
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)	686,000	672,061
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (e) (f)	670,000	677,514
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (e) (f)	290,000	286,888
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (d) (e) (f)	413,000	416,517
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	755,000	745,706
(SOFR + 1.17%), 2.56%, 5/1/2032 (f)	320,000	279,509
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	140,000	120,471
(SOFR + 2.34%), 6.27%, 11/17/2033 (f)	250,000	265,233
(SOFR + 2.06%), 5.83%, 2/13/2035 (f)	410,000	408,948
(SOFR + 1.47%), 5.33%, 3/27/2036 (f)	1,045,000	1,030,753
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	800,000	831,196
6.04%, 11/15/2033 (b)	200,000	205,861
Comcast Corp.
2.80%, 1/15/2051	130,000	76,130
5.35%, 5/15/2053	1,365,000	1,235,825
2.94%, 11/1/2056	290,000	165,822
Constellation Energy Generation LLC 5.60%, 6/15/2042	144,000	138,079
Coterra Energy, Inc. 5.40%, 2/15/2035	338,000	327,758
Crown Castle, Inc., REIT 4.80%, 9/1/2028	190,000	189,958
Diamondback Energy, Inc.
3.13%, 3/24/2031	277,000	250,000
5.75%, 4/18/2054	580,000	519,840
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (f)	60,000	63,049
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (f)	100,000	103,592
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (f)	630,000	630,737
Duke Energy Carolinas LLC 5.40%, 1/15/2054	49,000	45,655
Duke Energy Indiana LLC 5.40%, 4/1/2053	35,000	32,294
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	45,000	45,552
5.65%, 4/1/2053	15,000	14,248
Duke Energy Progress LLC 5.55%, 3/15/2055	15,000	14,290
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	140,000	119,385
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (f)	344,000	339,847
EMRLD Borrower LP 6.38%, 12/15/2030 (a)	EUR1,432,000	1,704,943

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (f)	490,000	513,613
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (f)	170,000	173,805
Entergy Mississippi LLC 5.80%, 4/15/2055	49,000	47,378
Entergy Texas, Inc. 1.75%, 3/15/2031	115,000	97,914
Enterprise Products Operating LLC 5.55%, 2/16/2055	310,000	289,252
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (f)	120,000	119,858
Expand Energy Corp.
5.38%, 3/15/2030	855,000	850,355
5.70%, 1/15/2035	382,000	377,110
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	274,000	266,460
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (b)	705,000	666,778
Foundry JV Holdco LLC 5.50%, 1/25/2031 (b)	260,000	263,361
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	119,000	117,032
4.25%, 3/1/2030	159,000	153,938
4.63%, 8/1/2030	203,000	199,303
General Electric Co. 4.13%, 9/19/2035 (a)	EUR100,000	118,808
General Motors Financial Co., Inc.
2.35%, 1/8/2031	465,000	396,648
5.60%, 6/18/2031	334,000	335,372
Gilead Sciences, Inc.
2.80%, 10/1/2050	310,000	188,462
5.55%, 10/15/2053	119,000	114,107
Global Payments, Inc. 2.90%, 11/15/2031	265,000	230,231
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)	465,000	457,023
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	355,000	341,928
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (e) (f)	815,000	848,734
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (e) (f)	205,000	206,694
(SOFR + 1.14%), 4.69%, 10/23/2030 (f)	690,000	687,527
(SOFR + 1.08%), 5.21%, 1/28/2031 (f)	320,000	324,488
(SOFR + 1.58%), 5.22%, 4/23/2031 (f)	390,000	395,684
(SOFR + 1.28%), 2.62%, 4/22/2032 (f)	290,000	254,312
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	190,000	163,499
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	300,000	260,449
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	380,000	376,779
(SOFR + 1.42%), 5.02%, 10/23/2035 (f)	168,000	162,584
(SOFR + 1.38%), 5.54%, 1/28/2036 (f)	275,000	276,950
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (b)	50,000	49,375
HCA, Inc.
5.20%, 6/1/2028	170,000	172,437
2.38%, 7/15/2031	370,000	316,519
5.45%, 9/15/2034	70,000	69,302
5.75%, 3/1/2035	790,000	796,231
5.50%, 6/15/2047	91,000	82,353

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
5.25%, 6/15/2049	500,000	432,441
3.50%, 7/15/2051	150,000	96,127
4.63%, 3/15/2052	614,000	480,167
5.95%, 9/15/2054	495,000	466,858
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	367,000	366,513
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (f)	512,000	515,116
Hyundai Capital America
3.50%, 11/2/2026 (b)	555,000	544,517
3.50%, 11/2/2026 (a)	150,000	147,167
6.50%, 1/16/2029 (b)	110,000	114,917
5.40%, 1/8/2031 (b)	190,000	191,586
IGT Lottery Holdings BV 4.25%, 3/15/2030 (a)	EUR300,000	346,371
International Game Technology plc 2.38%, 4/15/2028 (a)	EUR1,500,000	1,668,941
JBS USA Holding Lux Sarl 7.25%, 11/15/2053	290,000	319,777
JBS USA Holding Lux SARL
6.75%, 3/15/2034	1,043,000	1,120,593
4.38%, 2/2/2052	120,000	90,317
JBS USA LUX SARL 5.95%, 4/20/2035 (b)	165,000	167,973
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (f)	996,000	1,045,202
Kinder Morgan, Inc. 5.20%, 6/1/2033	230,000	226,991
Marriott International, Inc. 5.35%, 3/15/2035	220,000	217,023
Mars, Inc.
5.20%, 3/1/2035 (b)	460,000	458,275
5.65%, 5/1/2045 (b)	104,000	102,027
Marvell Technology, Inc. 2.95%, 4/15/2031	320,000	286,132
Meta Platforms, Inc.
4.45%, 8/15/2052	148,000	122,396
5.40%, 8/15/2054	495,000	469,906
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	185,000	177,076
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (f)	690,000	670,482
(SOFR + 1.61%), 4.21%, 4/20/2028 (f)	315,000	312,631
(SOFR + 1.73%), 5.12%, 2/1/2029 (f)	455,000	460,485
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	575,000	583,024
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	870,000	889,881
(SOFR + 1.10%), 4.65%, 10/18/2030 (f)	760,000	754,931
(SOFR + 1.11%), 5.23%, 1/15/2031 (f)	600,000	608,864
(SOFR + 1.51%), 5.19%, 4/17/2031 (f)	497,000	504,258
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	173,000	148,960
(SOFR + 1.88%), 5.42%, 7/21/2034 (f)	290,000	292,615
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	460,000	457,001
(SOFR + 1.76%), 5.66%, 4/17/2036 (f)	395,000	401,452
(SOFR + 1.36%), 2.48%, 9/16/2036 (f)	140,000	116,996
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (f)	125,000	126,105
Netflix, Inc. 5.38%, 11/15/2029 (b)	357,000	369,946
NextEra Energy Capital Holdings, Inc.
5.45%, 3/15/2035	1,716,000	1,714,942
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (f)	220,000	224,941

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (f)	240,000	243,298
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (f)	115,000	115,143
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (f)	85,000	85,605
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (f)	116,000	118,695
OI European Group BV
6.25%, 5/15/2028 (a)	EUR380,000	445,989
5.25%, 6/1/2029 (b)	EUR261,000	302,940
5.25%, 6/1/2029 (a)	EUR300,000	348,207
Oracle Corp.
5.50%, 8/3/2035	53,000	53,245
5.38%, 9/27/2054	690,000	611,968
6.00%, 8/3/2055	210,000	203,601
Pacific Gas and Electric Co.
3.30%, 3/15/2027	366,000	356,540
6.15%, 1/15/2033	460,000	467,777
6.40%, 6/15/2033	360,000	370,408
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (f)	747,000	731,474
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	66,000	42,535
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)	611,000	581,591
(SOFR + 1.26%), 4.81%, 10/21/2032 (f)	260,000	256,757
(SOFR + 1.90%), 5.68%, 1/22/2035 (f)	110,000	112,214
PPL Capital Funding, Inc. 5.25%, 9/1/2034	45,000	44,549
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (f)	295,000	299,495
Regency Centers LP, REIT 2.95%, 9/15/2029	95,000	89,129
Roper Technologies, Inc. 2.95%, 9/15/2029	160,000	149,675
SCIL IV LLC 9.50%, 7/15/2028 (a)	EUR900,000	1,072,334
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (f)	280,000	272,989
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f)	59,000	60,225
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (d) (e) (f)	270,000	275,259
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (b)	200,000	200,468
6.45%, 3/18/2035 (b)	410,000	405,346
Synopsys, Inc.
5.15%, 4/1/2035	123,000	121,573
5.70%, 4/1/2055	220,000	210,028
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	210,000	206,673
5.40%, 6/12/2029	43,000	43,890
5.60%, 6/12/2034	172,000	174,581
Texas Instruments, Inc. 5.00%, 3/14/2053	90,000	80,477
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR100,000	99,632
T-Mobile USA, Inc. 2.63%, 2/15/2029	34,000	31,628

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (f)	95,000	99,315
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	410,000	401,961
(SOFR + 2.36%), 5.87%, 6/8/2034 (f)	336,000	344,225
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	75,000	76,209
Uber Technologies, Inc. 5.35%, 9/15/2054	70,000	63,573
UGI International LLC 2.50%, 12/1/2029 (a)	EUR350,000	371,171
Union Electric Co. 3.90%, 4/1/2052	80,000	59,035
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (f)	110,000	112,060
Ventas Realty LP, REIT 5.00%, 1/15/2035	325,000	312,512
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	720,000	730,200
5.70%, 12/30/2034 (b)	150,000	149,428
Walt Disney Co. (The) 3.60%, 1/13/2051	330,000	236,969
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	780,000	800,193
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (e) (f)	645,000	662,901
(SOFR + 1.11%), 5.24%, 1/24/2031 (f)	475,000	482,073
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	500,000	506,399
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	390,000	392,213
(SOFR + 1.74%), 5.60%, 4/23/2036 (f)	750,000	758,761
Welltower OP LLC, REIT 2.80%, 6/1/2031	220,000	196,785
		83,071,480
Total Corporate Bonds (Cost $470,217,297)		479,112,903
Foreign Government Securities — 31.7%
Australia — 1.5%
Commonwealth of Australia
1.25%, 5/21/2032	AUD19,398,000	10,495,191
3.00%, 3/21/2047 (a)	AUD2,140,000	1,039,218
		11,534,409
Brazil — 2.5%
Notas do Tesouro Nacional 10.00%, 1/1/2027 (g)	BRL121,900,000	20,163,212
Canada — 10.4%
Canada Government Bond
3.50%, 8/1/2025	CAD11,190,000	8,165,394
4.50%, 11/1/2025	CAD17,479,000	12,831,307
0.25%, 3/1/2026	CAD16,062,000	11,502,000
3.00%, 4/1/2026	CAD18,245,000	13,339,517
4.00%, 5/1/2026	CAD13,162,000	9,711,692
4.00%, 8/1/2026	CAD22,838,000	16,911,120
3.00%, 2/1/2027	CAD13,022,000	9,551,744
		82,012,774
Colombia — 0.4%
Republic of Colombia
7.38%, 4/25/2030	1,849,000	1,904,285

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Colombia—continued
3.13%, 4/15/2031	242,000	198,053
7.50%, 2/2/2034	805,000	798,560
		2,900,898
Costa Rica — 0.1%
Republic of Costa Rica 7.30%, 11/13/2054 (b)	791,000	808,402
Czech Republic — 1.5%
Czech Republic
4.90%, 4/14/2034	CZK68,550,000	3,322,827
3.50%, 5/30/2035	CZK176,500,000	7,620,005
1.95%, 7/30/2037	CZK37,240,000	1,315,628
		12,258,460
Dominican Republic — 0.3%
Dominican Republic Government Bond
6.95%, 3/15/2037 (b)	2,002,000	2,009,007
5.30%, 1/21/2041 (b)	375,000	315,938
		2,324,945
Egypt — 0.3%
Arab Republic of Egypt
8.63%, 2/4/2030 (b)	1,073,000	1,066,562
7.63%, 5/29/2032 (a)	1,585,000	1,423,033
		2,489,595
Germany — 1.2%
Bundesobligation 2.10%, 4/12/2029 (a)	EUR2,500,000	2,851,864
Bundesrepublik Deutschland
1.70%, 8/15/2032 (a)	EUR2,370,000	2,589,813
2.30%, 2/15/2033 (a)	EUR1,090,000	1,234,528
Bundesschatzanweisungen 2.90%, 6/18/2026 (a)	EUR2,500,000	2,870,259
		9,546,464
Guatemala — 0.3%
Republic of Guatemala
6.05%, 8/6/2031 (b)	1,635,000	1,636,635
6.55%, 2/6/2037 (b)	525,000	525,000
		2,161,635
Hungary — 0.3%
Hungary Government Bond
5.50%, 3/26/2036 (b)	1,681,000	1,589,217
6.75%, 9/25/2052 (b)	864,000	863,352
		2,452,569
Indonesia — 1.3%
Republic of Indonesia
6.88%, 4/15/2029	IDR37,428,000,000	2,331,996
7.00%, 2/15/2033	IDR22,841,000,000	1,421,779
6.75%, 7/15/2035	IDR102,747,000,000	6,267,897
		10,021,672

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Israel — 0.1%
State of Israel Government Bond 3.38%, 1/15/2050	1,360,000	842,775
Italy — 0.1%
Italian Republic Government Bond 2.88%, 10/17/2029	1,135,000	1,056,083
Ivory Coast — 0.3%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (a)	305,000	270,592
8.08%, 4/1/2036 (b)	678,000	639,052
6.88%, 10/17/2040 (b)	EUR2,055,000	1,909,701
		2,819,345
Jordan — 0.2%
Hashemite Kingdom of Jordan 5.85%, 7/7/2030 (a)	1,532,000	1,432,466
Kenya — 0.1%
Republic of Kenya 9.50%, 3/5/2036 (b)	958,000	873,696
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (a) (g)	227,000	39,271
6.65%, 11/3/2028 (a) (g)	226,000	39,098
		78,369
Mexico — 3.7%
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN245,500,000	12,493,306
7.75%, 5/29/2031	MXN118,020,000	5,754,160
7.50%, 5/26/2033	MXN35,370,000	1,648,418
8.00%, 5/24/2035	MXN121,230,000	5,744,237
United Mexican States
4.49%, 5/25/2032	EUR926,000	1,055,128
6.35%, 2/9/2035	685,000	682,602
7.38%, 5/13/2055	824,000	814,524
3.77%, 5/24/2061	1,317,000	737,520
3.75%, 4/19/2071	741,000	400,047
		29,329,942
New Zealand — 0.3%
New Zealand Government Bond
4.50%, 4/15/2027 (a)	NZD952,000	579,557
2.75%, 4/15/2037 (a)	NZD3,201,000	1,563,851
		2,143,408
Oman — 0.3%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (a)	300,000	302,681
6.25%, 1/25/2031 (a)	1,110,000	1,160,094
6.75%, 1/17/2048 (a)	1,025,000	1,029,295
		2,492,070

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Paraguay — 0.2%
Republic of Paraguay
4.95%, 4/28/2031 (b)	550,000	539,516
5.60%, 3/13/2048 (a)	1,480,000	1,280,200
		1,819,716
Poland — 3.0%
Republic of Poland
4.75%, 7/25/2029	PLN20,865,000	5,550,584
1.75%, 4/25/2032	PLN24,920,000	5,371,077
6.00%, 10/25/2033	PLN13,324,000	3,729,140
2.00%, 8/25/2036	PLN31,790,903	7,559,322
5.50%, 3/18/2054	1,395,000	1,261,952
		23,472,075
Romania — 0.2%
Romania Government Bond
6.63%, 9/27/2029 (b)	EUR776,000	935,848
7.50%, 2/10/2037 (b)	448,000	449,815
		1,385,663
Senegal — 0.0% ^
Republic of Senegal 6.25%, 5/23/2033 (a)	423,000	303,240
South Africa — 1.2%
Republic of South Africa
4.30%, 10/12/2028	1,175,000	1,123,594
4.85%, 9/30/2029	1,190,000	1,133,177
9.00%, 1/31/2040	ZAR160,863,000	7,547,353
		9,804,124
Turkey — 1.1%
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (a)	420,000	418,828
10.50%, 12/6/2028 (a)	380,000	404,320
Republic of Turkiye (The)
HB, 36.00%, 8/12/2026	TRY173,351,253	4,202,709
HB, 30.00%, 9/12/2029	TRY67,952,334	1,531,848
7.25%, 5/29/2032	2,135,000	2,097,744
		8,655,449
United Arab Emirates — 0.2%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (b)	2,245,000	1,403,125
United Kingdom — 0.6%
United Kingdom of Great Britain and Northern Ireland 4.25%, 3/7/2036 (a)	GBP3,456,937	4,466,506
Total Foreign Government Securities (Cost $256,916,025)		251,053,087
Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
BANK Series 2018-BN13, Class C, 4.55%, 8/15/2061 (i)	118,000	100,006
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (i)	315,000	241,523

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
United States — continued
BHMS Series 2018-ATLS, Class A, 5.88%, 7/15/2035 (b) (i)	130,000	130,010
BX Commercial Mortgage Trust Series 2024-MF, Class B, 6.02%, 2/15/2039 (b) (i)	283,346	283,700
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.43%, 11/15/2050 (i)	28,000	25,283
CD Mortgage Trust Series 2016-CD2, Class C, 3.97%, 11/10/2049 (i)	21,000	12,337
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.18%, 9/25/2027 (i)	1,976,947	38,949
Series K072, Class X3, IO, 2.14%, 12/25/2045 (i)	400,000	20,185
Series K089, Class X3, IO, 2.30%, 1/25/2046 (i)	850,000	63,507
Series K078, Class X3, IO, 2.21%, 6/25/2046 (i)	1,820,000	107,136
Series K088, Class X3, IO, 2.35%, 2/25/2047 (i)	880,000	66,562
FREMF Series 2018-KF46, Class B, 6.42%, 3/25/2028 (b) (i)	18,152	17,434
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.97%, 9/25/2024 (b) (i)	19,725	19,718
Series 2018-KF49, Class B, 6.37%, 6/25/2025 (b) (i)	133,319	133,085
GS Mortgage Securities Trust Series 2015-GC30, Class C, 3.99%, 5/10/2050 (i)	36,000	32,059
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.22%, 7/15/2048 (i)	62,000	47,918
Series 2015-C31, Class C, 4.60%, 8/15/2048 (i)	23,000	18,400
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.38%, 12/15/2049 (i)	28,000	24,090
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.29%, 5/15/2048 (i)	36,000	34,903
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.44%, 11/14/2042 (i)	620	609
Series 2015-MS1, Class B, 4.01%, 5/15/2048 (i)	28,000	26,834
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 6.07%, 5/15/2039 (b) (i)	378,000	372,448
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (i)	106,000	101,299
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (i)	46,434	45,165
Series 2019-1, Class M1, 3.94%, 3/25/2049 (b) (i)	57,441	53,153
Total Commercial Mortgage-Backed Securities (Cost $2,210,325)		2,016,313
Asset-Backed Securities — 0.2%
Cayman Islands — 0.1%
Dryden CLO Ltd. Series 2019-68A, Class ARR, 5.36%, 7/15/2035 (b) (i)	330,000	329,902
Galaxy CLO Ltd. Series 2013-15A, Class ARR, 5.49%, 10/15/2030 (b) (i)	4,464	4,463
		334,365
United States — 0.1%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	35,180	34,411
Chase Funding Trust Series 2003-6, Class 1A7, 4.83%, 11/25/2034 (j)	46,119	45,359
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB5, Class M1, 5.35%, 1/25/2034 (i)	59,247	63,685
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	300,000	303,656
Flagship Credit Auto Trust
Series 2023-1, Class A3, 5.01%, 8/16/2027 (b)	50,188	50,198
Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	66,000	65,955

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
United States — continued
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	37,198	33,918
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	385,264	359,488
		956,670
Total Asset-Backed Securities (Cost $1,318,590)		1,291,035
Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	62,116	55,407
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	43,716	37,074
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	106,981	54,951
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 6.63%, 2/25/2037 (i)	5,964	5,895
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	39,689	16,165
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 6.62%, 1/25/2043 (b) (i)	244,601	250,157
FHLMC, REMIC
Series 4305, Class SK, IF, IO, 2.15%, 2/15/2044 (i)	313,194	41,660
Series 4689, Class SD, IF, IO, 1.70%, 6/15/2047 (i)	209,620	24,043
Series 5022, IO, 3.00%, 9/25/2050	326,655	55,382
Series 5023, Class MI, IO, 3.00%, 10/25/2050	572,615	95,678
Series 4839, Class WS, IF, IO, 1.65%, 8/15/2056 (i)	1,534,679	209,903
FNMA, REMIC
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	168,900	3,575
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	257,716	14,058
Series 2012-93, Class SE, IF, IO, 1.66%, 9/25/2042 (i)	60,652	6,536
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	62,431	11,133
Series 2015-40, Class LS, IF, IO, 1.73%, 6/25/2045 (i)	160,825	17,864
Series 2017-31, Class SG, IF, IO, 1.66%, 5/25/2047 (i)	552,367	61,523
Series 2017-39, Class ST, IF, IO, 1.66%, 5/25/2047 (i)	151,177	17,100
FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (i)	10,386	120
GNMA Series 2015-H13, Class GI, IO, 1.51%, 4/20/2065 (i)	30,057	793
Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 5.00%, 7/25/2029 (i)	5,407	5,310
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 6.04%, 7/25/2034 (i)	7,823	7,690
Total Collateralized Mortgage Obligations (Cost $1,232,318)		992,017
	SHARES
Short-Term Investments — 3.9%
Investment Companies — 3.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (l) (m) (Cost $30,613,171)	30,613,171	30,613,171
Total Investments — 96.7% (Cost $762,507,726)		765,078,526
Other Assets in Excess of Liabilities — 3.3%		25,909,936
NET ASSETS — 100.0%		790,988,462

Percentages indicated are based on net assets.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $23,677,089 or 2.99% of the Fund’s net
assets as of May 31, 2025.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2025.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of May 31, 2025.
Futures contracts outstanding as of May 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	149	06/06/2025	EUR	20,496,405	225,783
Euro-Schatz	168	06/06/2025	EUR	20,482,383	85,201
U.S. Treasury 10 Year Note	1,028	09/19/2025	USD	114,011,625	1,412,858
U.S. Treasury 10 Year Ultra Note	127	09/19/2025	USD	14,327,187	175,240
U.S. Treasury Long Bond	145	09/19/2025	USD	16,403,125	339,942
Long Gilt	300	09/26/2025	GBP	36,976,673	493,006
U.S. Treasury 5 Year Note	1,011	09/30/2025	USD	109,488,141	629,693
					3,361,723
Short Contracts
Euro-Bobl	(142)	06/06/2025	EUR	(19,223,918)	(70,238)
Euro-Bund	(18)	06/06/2025	EUR	(2,684,136)	(7,627)
Euro-Buxl 30 Year Bond	(54)	06/06/2025	EUR	(7,464,403)	(209,662)
Japan 10 Year Bond	(36)	06/13/2025	JPY	(34,840,404)	(12,801)
U.S. Treasury 10 Year Note	(70)	09/19/2025	USD	(7,763,438)	(63,962)
U.S. Treasury 10 Year Ultra Note	(81)	09/19/2025	USD	(9,137,812)	(105,965)
U.S. Treasury Long Bond	(14)	09/19/2025	USD	(1,583,750)	(32,774)
U.S. Treasury Ultra Bond	(194)	09/19/2025	USD	(22,564,625)	(511,467)
U.S. Treasury 2 Year Note	(213)	09/30/2025	USD	(44,200,828)	(68,586)
U.S. Treasury 5 Year Note	(261)	09/30/2025	USD	(28,265,484)	(159,399)
					(1,242,481)
					2,119,242

Abbreviations
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1,820,547	USD	2,039,761	BNP Paribas	6/4/2025	27,502
EUR	239,105,333	USD	270,970,087	HSBC Bank, NA	6/4/2025	538,083
EUR	472,000	USD	524,388	Morgan Stanley	6/4/2025	11,576
USD	1,321,761	EUR	1,162,236	Barclays Bank plc	6/4/2025	2,022
USD	3,481,653	EUR	3,060,133	BNP Paribas	6/4/2025	6,820
USD	7,489,813	EUR	6,554,524	Citibank, NA	6/4/2025	47,039
USD	3,348,365	EUR	2,941,367	HSBC Bank, NA	6/4/2025	8,392
USD	235,640,759	EUR	206,952,644	Morgan Stanley	6/4/2025	642,514
AUD	5,514,486	USD	3,539,280	Standard Chartered Bank	6/24/2025	16,425
BRL	21,464,394	USD	3,727,985	Citibank, NA**	6/24/2025	6,418
CAD	4,920,134	USD	3,543,667	Barclays Bank plc	6/24/2025	45,293
CNY	25,558,668	USD	3,543,668	BNP Paribas**	6/24/2025	16,878
CZK	16,806,171	USD	749,435	Citibank, NA	6/24/2025	16,767
EUR	1,546,560	USD	1,757,472	BNP Paribas	6/24/2025	919
EUR	13,304,332	USD	15,051,522	Goldman Sachs International	6/24/2025	75,082
EUR	2,152,372	USD	2,427,006	Morgan Stanley	6/24/2025	20,174
INR	303,727,325	USD	3,541,824	Citibank, NA**	6/24/2025	4,323
JPY	2,431,505,863	USD	16,738,407	BNP Paribas	6/24/2025	199,472
JPY	128,975,422	USD	875,640	Citibank, NA	6/24/2025	22,804
JPY	125,135,070	USD	870,089	Morgan Stanley	6/24/2025	1,602
KRW	19,154,410,914	USD	13,753,239	Citibank, NA**	6/24/2025	131,430
KRW	1,034,135,953	USD	742,972	Standard Chartered Bank**	6/24/2025	6,653
MXN	48,642,313	USD	2,472,866	HSBC Bank, NA	6/24/2025	28,255
PHP	25,925,146	USD	463,562	Goldman Sachs International**	6/24/2025	748
PLN	2,694,485	USD	706,958	Barclays Bank plc	6/24/2025	12,543
THB	101,916,952	USD	3,079,118	Goldman Sachs International	6/24/2025	30,804
TRY	26,018,021	USD	642,339	Barclays Bank plc	6/24/2025	6,059
TWD	108,381,244	USD	3,623,203	Citibank, NA**	6/24/2025	21,203
TWD	119,661,043	USD	4,003,782	Goldman Sachs International**	6/24/2025	19,916
USD	14,804,627	AUD	22,842,188	Barclays Bank plc	6/24/2025	76,134
USD	3,618,967	AUD	5,586,156	BNP Paribas	6/24/2025	17,050
USD	17,638,319	BRL	99,442,851	Goldman Sachs International**	6/24/2025	337,124
USD	3,567,720	CNY	25,596,322	BNP Paribas**	6/24/2025	1,929
USD	1,776,715	EUR	1,558,940	Morgan Stanley	6/24/2025	4,249
USD	777,879	IDR	12,652,145,817	HSBC Bank, NA**	6/24/2025	5,074
USD	333,734	INR	28,532,958	Citibank, NA**	6/24/2025	599
USD	22,643,506	MXN	440,288,399	Goldman Sachs International	6/24/2025	4,486
ZAR	65,533,998	USD	3,560,895	Goldman Sachs International	6/24/2025	77,784
ZAR	70,081,619	USD	3,881,552	Standard Chartered Bank	6/24/2025	9,627
EUR	1,158,137	USD	1,314,361	Citibank, NA	7/3/2025	3,185
EUR	1,068,951	USD	1,215,876	HSBC Bank, NA	7/3/2025	209
USD	2,359,468	EUR	2,072,499	Citibank, NA	7/3/2025	1,703
USD	10,400,893	GBP	7,715,305	Barclays Bank plc	7/3/2025	4,210
USD	3,886,954	GBP	2,879,731	Morgan Stanley	7/3/2025	6,401
Total unrealized appreciation						2,517,480
EUR	654,647	USD	746,322	Barclays Bank plc	6/4/2025	(2,959)
GBP	7,715,305	USD	10,399,499	Barclays Bank plc	6/4/2025	(4,237)
USD	11,498,965	EUR	10,182,757	Barclays Bank plc	6/4/2025	(63,728)
USD	10,453,313	EUR	9,375,271	BNP Paribas	6/4/2025	(192,466)
USD	2,026,863	EUR	1,823,596	HSBC Bank, NA	6/4/2025	(43,861)
USD	10,318,580	GBP	7,715,305	BNP Paribas	6/4/2025	(76,683)
CLP	10,816,925,672	USD	11,566,328	HSBC Bank, NA**	6/24/2025	(133,778)
CNY	2,011,963	USD	280,481	HSBC Bank, NA**	6/24/2025	(197)
EUR	1,583,050	RON	8,151,125	Barclays Bank plc	6/24/2025	(25,004)
EUR	1,606,284	RON	8,266,741	Goldman Sachs International	6/24/2025	(24,472)
USD	80,561,295	CAD	111,802,569	BNP Paribas	6/24/2025	(992,374)
USD	3,893,006	CAD	5,351,357	HSBC Bank, NA	6/24/2025	(10,508)

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	3,323,017	COP	14,043,370,036	Goldman Sachs International**	6/24/2025	(48,389)
USD	4,161,158	CZK	91,889,610	Citibank, NA	6/24/2025	(28,137)
USD	1,773,330	CZK	39,282,790	Goldman Sachs International	6/24/2025	(17,593)
USD	3,671,838	EUR	3,254,001	BNP Paribas	6/24/2025	(27,858)
USD	150,393	EUR	133,615	HSBC Bank, NA	6/24/2025	(1,523)
USD	170,079	EUR	152,761	Morgan Stanley	6/24/2025	(3,605)
USD	4,600,726	GBP	3,448,818	BNP Paribas	6/24/2025	(46,495)
USD	6,971,478	GBP	5,244,627	Goldman Sachs International	6/24/2025	(95,563)
USD	821,972	HUF	300,426,088	Citibank, NA	6/24/2025	(21,630)
USD	9,968,208	HUF	3,594,450,880	Goldman Sachs International	6/24/2025	(125,079)
USD	13,220,786	IDR	218,928,946,478	HSBC Bank, NA**	6/24/2025	(151,613)
USD	3,628,684	KRW	5,047,136,717	Standard Chartered Bank**	6/24/2025	(29,889)
USD	3,543,668	MXN	69,487,774	Goldman Sachs International	6/24/2025	(29,298)
USD	2,120,747	NZD	3,557,996	BNP Paribas	6/24/2025	(6,955)
USD	8,983,734	PLN	33,927,566	Barclays Bank plc	6/24/2025	(75,851)
USD	5,457,247	PLN	20,637,852	HSBC Bank, NA	6/24/2025	(53,622)
USD	1,507,781	ZAR	27,572,515	HSBC Bank, NA	6/24/2025	(23,143)
USD	3,561,531	ZAR	64,494,693	Standard Chartered Bank	6/24/2025	(19,442)
USD	271,477,708	EUR	239,105,333	HSBC Bank, NA	7/3/2025	(538,800)
USD	7,189,367	EUR	6,355,305	Morgan Stanley	7/3/2025	(40,701)
Total unrealized depreciation						(2,955,453)
Net unrealized depreciation						(437,973)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
iTraxx.Europe.Crossover.43-V1	5.00	Quarterly	6/20/2030	3.00	EUR 25,355,000	(2,125,932)	(648,705)	(2,774,637)

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
EUR	Euro
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2025:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.28 annually	Pay	12/18/2029	EUR10,465,000	—	42,754	42,754
1 day SOFR annually	3.46 annually	Pay	7/15/2028	USD63,383,000	—	130,117	130,117
1 day SOFR annually	3.62 annually	Receive	7/15/2036	USD14,714,000	—	319,742	319,742
1 day SOFR annually	3.95 annually	Pay	4/19/2029	USD41,810,000	(7,484)	397,000	389,516
1 day CDI at termination	14.38 at termination	Pay	1/2/2029	BRL16,812,211	—	88,573	88,573
					(7,484)	978,186	970,702
1 day SOFR annually	4.02 annually	Receive	4/19/2037	USD9,964,000	5,076	(28,482)	(23,406)
1 day CDI at termination	11.25 at termination	Pay	1/4/2027	BRL18,896,361	—	(168,872)	(168,872)
1 day CDI at termination	11.30 at termination	Pay	1/4/2027	BRL18,880,536	—	(164,451)	(164,451)
1 day SOFR annually	3.96 annually	Receive	2/15/2035	USD14,377,000	3,033	(160,922)	(157,889)
					8,109	(522,727)	(514,618)
					625	455,459	456,084

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2025 was as follows:

FLOATING RATE INDEX	VALUE
1 Day CDI	2.06%
1 day SOFR	4.35
6 month EURIBOR	2.07

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,291,035	$—	$1,291,035
Collateralized Mortgage Obligations	—	992,017	—	992,017
Commercial Mortgage-Backed Securities	—	2,016,313	—	2,016,313
Corporate Bonds	—	479,112,903	—	479,112,903
Foreign Government Securities	—	251,053,087	—	251,053,087
Short-Term Investments
Investment Companies	30,613,171	—	—	30,613,171
Total Investments in Securities	$30,613,171	$734,465,355	$—	$765,078,526
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,517,480	$—	$2,517,480
Futures Contracts	3,361,723	—	—	3,361,723
Swaps	—	978,186	—	978,186
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,955,453)	$—	$(2,955,453)
Futures Contracts	(1,242,481)	—	—	(1,242,481)
Swaps	—	(1,171,432)	—	(1,171,432)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2,119,242	$(631,219)	$—	$1,488,023
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	$14,100,041	$117,487,628	$100,974,498	$—	$—	$30,613,171	30,613,171	$361,868	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.